Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties [Abstract]
Schedule of Transactions with Related Parties	Balances with related parties

	June 30,	December 31,
	2026	2025
Accounts payable and accruals (included in employees and liabilities in respect thereof)	84	80
Benefits to related parties

	For the six months ended June 30,
	2026	2025
Payroll and related expenses in respect of employed related parties	667	358
Number of related parties	4	3
Benefits to senior officers

	For the six months ended June 30,
	2026	2025

Short-term benefits	412	429
No. of recipients	3	3